Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,036	$ 18,786
Accumulated depreciation and amortization	(11,181)	(9,943)
Property and equipment, net	9,855	8,843
Property and equipment under capital leases	528	268
Capital leases, accumulated depreciation	97	86
Depreciation expense	1,500	1,400	$ 1,400
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,015	3,626
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,635	1,506
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,168	2,828
Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,001	8,958
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,217	$ 1,868
Minimum | Building
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Minimum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum | Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Maximum | Building
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	40 years
Maximum | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Maximum | Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Maximum | Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years